LEASE - Components Of Lease Cost (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Components of lease cost
Operating lease cost	$ 7,015	¥ 48,834
Short-term lease cost	2,125	14,795
Total lease cost	$ 9,140	¥ 63,629